CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 615.1	$ 664.1
Short-term investments	119.0	127.2
Consideration receivable	0.0	93.8
Receivables and other current assets	78.1	75.9
Inventories	274.7	200.0
Current assets	1,086.9	1,161.0
Non-current assets
Investments in associates and incorporated joint ventures	76.8	69.0
Property, plant and equipment	2,436.1	1,940.2
Exploration and evaluation assets	47.3	474.6
Income taxes receivable	8.6	17.3
Restricted cash	23.9	24.5
Inventories	202.9	177.6
Other assets	78.5	102.7
Non-current assets	2,874.1	2,805.9
Assets	3,961.0	3,966.9
Current liabilities
Accounts payable and accrued liabilities	196.0	196.2
Income taxes payable	15.4	14.9
Current portion of provisions	9.0	17.1
Other liabilities	6.8	2.9
Current liabilities	227.2	231.1
Non-current liabilities
Deferred income tax liabilities	188.2	198.2
Provisions	341.4	299.0
Long-term debt	398.5	391.6
Other liabilities	13.1	0.2
Non-current liabilities	941.2	889.0
Liabilities	1,168.4	1,120.1
Equity
Common shares	2,680.1	2,677.8
Contributed surplus	48.2	43.0
Retained earnings	63.1	91.3
Accumulated other comprehensive loss	(58.8)	(20.5)
Equity attributable to IAMGOLD Corporation shareholders	2,732.6	2,791.6
Non-controlling interests	60.0	55.2
Equity	2,792.6	2,846.8
Contingencies and commitments
Equity and liabilities	$ 3,961.0	$ 3,966.9